Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from (used in) operating activities:
Net loss for the year	$ (31,757)	$ (26,008)
Adjustments for:
Depreciation (note 5)	179	119
Stock-based compensation	4,791	1,610
Loss on lease modification	4
Net finance (income) costs	(1,185)	277
Other items	(76)	88
Changes in operating assets and liabilities
Trade and other receivables	(84)	(123)
Research tax credits receivable	306	(522)
Prepaid expenses and other assets	(60)	(1,947)
Trade and other payables	(1,863)	5,450
Net cash flows from (used in) operating activities	(29,745)	(21,056)
Cash flows from (used in) financing activities
Issuance of common shares through 2020 Offering, net of share issue costs	37,297
Share issue costs related to issuance of common shares to finance acquisition of in-process research and development asset (note 6)	(301)
Issuance of common shares through 2019 Offering, net of share issue costs		72,651
Issuance of common shares through 2018 Offering, net of share issue costs		(303)
Issuance of common shares upon stock option exercise	176	56
Issuance of common shares upon broker warrant exercise	421	911
Deferred financing costs	(49)	(43)
Lease liability - principal repayments	(187)	(148)
Interest paid	(22)	(10)
Net cash flows from (used in) financing activities	37,335	73,114
Cash flows from (used in) investing activities:
Purchases of short-term investments	(51,090)	(70,740)
Sales of short-term investments	72,771	25,300
Acquisition of in-process research and development asset, including transaction costs (note 6)	(535)
Interest received	1,355	826
Net cash flows from (used in) investing activities	22,501	(44,614)
Net increase in cash and cash equivalents	30,091	7,444
Cash and cash equivalents, beginning of year	18,688	10,950
Effect of foreign exchange on cash and cash equivalents	110	294
Cash and cash equivalents, end of year	48,889	18,688
Supplemental cash flow disclosure:
Initial recognition of right-of-use asset and lease liability (note 5)		114
Additions to right-of-use asset and lease liability (note 5)		205
Issuance of common shares in consideration for acquisition of remaining BLU-5937 Assets (note 6)	47,749
Share issue costs related to equity offerings, in Trade and other payables		117
Deferred financing costs, in Trade and other payables	420	165
Ascribed value related to issuance of common shares upon stock options exercise (note 8 (b) (i))	158	47
Ascribed value related to issuance of common shares upon broker warrants exercise ( note 8 (b) (ii))	131	387
Value of DSUs in prepaid expenses and other assets (note 8 (b) (iii))	$ 73	$ 74